Trade and other receivables - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Trade And Other Receivables [Line Items]
Litigation deposits	£ 135.0	£ 113.0
Prepayments and accrued income	29.0	16.0
Factoring of receivables
Disclosure Of Trade And Other Receivables [Line Items]
Trade debtor balance	76.0	213.0
Supply chain financing arrangements
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables derecognized	226.0	172.0
Customer supply agreement
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables derecognized	10.0	20.0
Customer supply agreement with early payment option, at discount
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables derecognized	13.0	82.0
BAT Pars Company PJSC
Disclosure Of Trade And Other Receivables [Line Items]
Disposal group discounted consideration receivable	£ 52.0	£ 57.0
BAT Pars Company PJSC | Accumulated impairment
Disclosure Of Trade And Other Receivables [Line Items]
Disposal group discounted consideration receivable			£ 28.0
US dollar
Disclosure Of Trade And Other Receivables [Line Items]
Percentage of trade and other receivables denominated in other currencies	2.60%	3.30%
Euro
Disclosure Of Trade And Other Receivables [Line Items]
Percentage of trade and other receivables denominated in other currencies	4.30%	5.50%
Other currencies
Disclosure Of Trade And Other Receivables [Line Items]
Percentage of trade and other receivables denominated in other currencies	1.00%	1.80%
Collection agent | Factoring of receivables
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables derecognised	£ 629.0	£ 535.0
Non collection agent | Factoring of receivables
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables derecognized	£ 14.0	£ 7.0